SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based payment transaction
Share-based compensation expense	$ 17.2	$ 23.7
Share option
Share-based payment transaction
Share-based compensation expense	0.1	0.3
Restricted share plan
Share-based payment transaction
Share-based compensation expense	13.2	19.2
DSUs
Share-based payment transaction
Share-based compensation expense	1.4	1.4
ESPP
Share-based payment transaction
Share-based compensation expense	$ 2.5	$ 2.8